Condensed Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		239 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
OPERATING EXPENSES:
Research and development	$ 291,571	$ 412,440	$ 996,722	$ 956,211	$ 1,390,438	$ 988,127	$ 11,457,638
Research and development - stock-based compensation							3,623,294
Patent application and prosecution fees	625,596	690,996	1,367,998	1,263,417	2,069,530	1,345,743	12,728,425
Salaries and related expenses	399,164	835,985	1,241,256	1,373,281	1,900,690	951,411	16,681,654
Stock-based compensation		6,657,689		26,064,190	26,064,190	9,950,226	56,945,272
Selling, general and administrative expenses	288,904	832,414	774,499	1,143,121	1,407,546	622,451	7,541,906
Depreciation and amortization					3,393	1,412	9,279
Total operating expenses	1,605,235	9,429,524	4,380,475	30,800,220	32,835,787	13,869,370	108,987,468
LOSS FROM OPERATIONS	1,605,235	9,429,524	4,380,475	30,800,220	32,835,787	13,869,370	108,987,468
OTHER INCOME (EXPENSES):
Interest expense	(42,631)	(17,932)	(42,631)	(4,463,453)	(4,591,153)	(4,582,324)	(19,229,445)
Loss on extinguishment of debt				(1,811,800)	(1,811,800)	(2,410,506)	(44,836,858)
Gain on settlement of lawsuit							268,187
Interest income							349,162
Total other expense	(42,631)	(17,932)	(42,631)	(6,275,253)	(6,402,953)	(6,992,830)	(63,448,954)
LOSS BEFORE INCOME TAX BENEFIT	1,647,866	9,447,456	4,423,106	37,075,473	(39,238,740)	(20,862,200)	(172,436,422)
INCOME TAX BENEFIT							173,394
NET LOSS	$ (1,647,866)	$ (9,447,456)	$ (4,423,106)	$ (37,075,473)	$ (39,238,740)	$ (20,862,200)	$ (172,263,028)
NET LOSS per share (basic and diluted)	$ (0.04)	$ (0.42)	$ (0.10)	$ (0.61)	$ (0.59)	$ (0.52)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING, BASIC and DILUTED	43,923,961	22,589,971	43,420,085	61,079,624	66,855,209	40,395,528